UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2849

                           Oppenheimer High Yield Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

           Date of reporting period: July 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                      10.7%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               6.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   6.2
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         5.5
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.2
--------------------------------------------------------------------------------
Chemicals                                                                   4.7
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      4.1
--------------------------------------------------------------------------------
Electric Utilities                                                          3.9
--------------------------------------------------------------------------------
Containers & Packaging                                                      3.2
--------------------------------------------------------------------------------
Metals & Mining                                                             3.1

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

CREDIT ALLOCATION

BBB                        1.3%
BB                        19.4
B                         58.0
CCC                       10.6
CC                         0.6
C                          0.2
D                          0.1
Not Rated                  9.1
Other Securities           0.7

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on total investments. Average credit quality and ratings include securities rated by a national rating organization. Under normal market conditions, the Fund invests at least 80% of its assets (plus borrowings for investment purposes) in high yield, lower rated investments, which include high yield, lower rated fixed income securities commonly known as "junk bonds". Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 15% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by the prospectus.
--------------------------------------------------------------------------------


                        9 | OPPENHEIMER HIGH YIELD FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/28/78. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        10 | OPPENHEIMER HIGH YIELD FUND

CLASS Y shares of the Fund were first publicly offered on 10/15/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        11 | OPPENHEIMER HIGH YIELD FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                        12 | OPPENHEIMER HIGH YIELD FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING         EXPENSES
                             ACCOUNT          ACCOUNT        PAID DURING
                             VALUE            VALUE          6 MONTHS ENDED
                             (7/1/04)         (12/31/04)     DECEMBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00       $ 1,075.80     $ 5.44
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,019.91       5.29
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,072.30       9.47
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,016.04       9.21
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,071.70       9.52
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,015.99       9.26
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         1,073.60       7.43
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00         1,018.00       7.23
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00         1,076.40       5.13
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00         1,020.21       4.99

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS      EXPENSE RATIOS
--------------------------
Class A         1.04%
--------------------------
Class B         1.81
--------------------------
Class C         1.82
--------------------------
Class N         1.42
--------------------------
Class Y         0.98

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        13 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                       $   2,710,712     $      677,678
----------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1                                11,000,000         10,780,000
                                                                                                              --------------
Total Asset-Backed Securities (Cost $13,075,064)                                                                  11,457,678

----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--84.1%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--24.2%
----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.4%
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                                        2,400,000          2,784,000
----------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10                   1,500,000          1,620,000
----------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 2                                                                           510,000            520,200
8.375% Sr. Sub. Nts., 12/15/14 2                                                                1,720,000          1,724,300
----------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10 1                                                             1,800,000          2,040,444
----------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                              3,500,000          3,657,500
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                          400,000            516,515
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                         600,000            597,000
----------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                                      3,350,000          3,366,750
----------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                                          4,800,000          4,896,000
----------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                         900,000            967,500
----------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                            2,800,000          3,178,574
----------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 2                                                                         1,500,000          1,432,500
11% Sr. Sub. Nts., 6/15/12                                                                      2,150,000          1,795,250
----------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                       3,500,000          4,086,250
----------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 2                                                                3,900,000          4,075,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                         2,300,000          2,725,500
----------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                          1,300,000          1,417,000
                                                                                                              --------------
                                                                                                                  41,400,783

----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.7%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                3,080,000          3,033,800
----------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                   1,300,000          1,439,750
----------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                 3,000,000          3,352,500
----------------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,3,4                         22,500                 --
----------------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 2                                                        770,000            800,800
----------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                              1,932,000          2,120,370


                        14 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                            $   1,000,000     $    1,085,000
----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 5/15/08                                                                            1,650,000          1,828,776
7.625% Nts., 12/1/12                                                                              900,000          1,054,084
----------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                             2,300,000          2,351,750
----------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                                2,666,000          2,849,288
----------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                 4,750,000          4,868,750
9% Sr. Sub. Nts., 3/15/12                                                                       2,200,000          2,436,500
----------------------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                                3,150,000          3,575,250
----------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                           1,300,000          1,381,250
----------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                                            3,500,000          4,095,000
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                             2,500,000          2,831,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                              2,000,000          2,230,000
----------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                                                   2,200,000          2,271,500
8% Sr. Sub. Nts., 4/1/12                                                                        1,300,000          1,417,000
----------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 2                                                          2,700,000          2,713,500
----------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                                   3,700,000          4,185,625
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                              950,000          1,049,750
----------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
8.875% Sr. Sub. Nts., 3/15/10                                                                     900,000            986,625
11.125% Sr. Unsec. Sub. Nts., 3/1/08                                                            6,000,000          6,435,000
----------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                               5,800,000          6,191,500
----------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                                     2,600,000          3,084,250
----------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                  2,100,000          2,136,750
9.625% Sr. Nts., 6/1/14                                                                           147,000            148,470
9.75% Sr. Nts., 4/15/13                                                                         5,100,000          5,202,000
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                              5,550,000          6,368,625
----------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                              5,300,000          5,472,250
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                             2,025,000          2,141,438
----------------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                             3,200,000          3,512,000
----------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                               2,700,000          3,202,875
----------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                2,700,000          2,760,750
----------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10                        3,300,000          3,782,625
----------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.625% Nts., 12/1/14 2                                                                         10,500,000         10,447,500
                                                                                                              --------------
                                                                                                                 114,844,151


                        15 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                            $   3,300,000     $    3,646,500
----------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                                      2,525,000          2,752,250
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                   800,000            972,000
----------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                    1,500,000          1,665,000
----------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                  2,750,000          3,121,250
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                             2,000,000          2,210,000
----------------------------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                                   3,400,000          3,774,000
----------------------------------------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11 1                                                   1,500,000          1,627,500
----------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                2,100,000          2,236,500
----------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                            1,200,000          1,398,000
----------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                        1,750,000          1,942,500
----------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                                    1,100,000          1,226,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                                           4,600,000          5,129,000
----------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                               2,500,000          2,821,875
----------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                                         4,100,000          4,120,500
                                                                                                              --------------
                                                                                                                  38,643,375

----------------------------------------------------------------------------------------------------------------------------
MEDIA--10.7%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 3,4                                                          2,000,000          1,890,000
8.375% Sr. Nts., Series B, 2/1/08 3,4                                                           2,700,000          2,558,250
9.875% Sr. Nts., Series B, 3/1/07 3,4                                                           2,200,000          2,117,500
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                                             1,600,000          1,564,000
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                                            1,500,000          1,492,500
----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                             2,100,000          2,184,000
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                                 3,300,000          3,300,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                              5,299,000          5,504,336
----------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                            3,450,000          3,687,188
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                   1,350,000          1,429,313
----------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                        1,100,000          1,204,500
----------------------------------------------------------------------------------------------------------------------------
Cablevision Systems New York Group, 8% Sr. Nts., 4/15/12 2                                      4,500,000          4,826,250
----------------------------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 1,3,4 [EUR]                        1,000,000             67,962
----------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                             2,100,000          2,160,375
----------------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                                     700,000            743,750
----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts., 9/15/10                         1,350,000          1,437,750


                        16 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 5                                             $  10,000,000     $    7,400,000
8.375% Sr. Nts., Second Lien, 4/30/14 2                                                        14,800,000         15,688,000
----------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                             1,800,000          2,063,250
----------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                                       5,700,000          4,332,000
----------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                          1,500,000          1,653,750
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                             1,450,000          1,569,625
----------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875%
Sr. Unsec. Nts., 11/15/09                                                                       3,000,000          3,431,250
----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 5.875% Sr. Nts., 11/15/11 2                                                 3,200,000          3,200,000
----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                         2,100,000          2,346,750
9.875% Sr. Sub. Nts., 8/15/13                                                                   3,516,000          4,069,770
----------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                      12,025,000         13,077,188
----------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.625% Sr. Nts., 10/1/14 2                                                  4,550,000          4,629,625
----------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                       2,700,000          2,838,375
----------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625%
Sr. Unsec. Sub. Nts., 3/1/14                                                                    1,500,000          1,621,875
----------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                                 1,400,000          1,501,500
----------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                        6,147,000          5,901,120
----------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                            1,750,000          1,968,750
----------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                 350,000            368,375
----------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                                           1,000,000          1,085,000
----------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                              1,800,000          1,860,750
----------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                                     1,350,000          1,498,500
----------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                             5,647,000          5,696,411
----------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                    4,700,000          4,676,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                              700,000            721,000
----------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                            400,000            521,372
----------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 2                                                          5,800,000          6,503,250
----------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                            4,500,000          4,651,875
8.875% Sr. Unsec. Nts., 5/15/11                                                                   147,000            156,188
----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 2                                                                     2,600,000          2,912,000
10.875% Sr. Sub. Nts., 12/15/12 2                                                               3,900,000          4,650,750
----------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                  1,950,000          2,132,813
----------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                         2,800,000          3,087,000


                        17 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Rogers Cable, Inc., 6.75% Sr. Sec. Second Priority Nts., 3/15/15 2                          $   1,350,000     $    1,387,125
----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                                6,050,000          6,458,375
8.75% Sr. Sub. Nts., 12/15/11                                                                   1,250,000          1,367,188
----------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                         5,000,000          5,262,500
----------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                     2,050,000          2,234,500
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                      2,400,000          2,616,000
----------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 2,5                                                           7,900,000          5,085,625
6.905% Sr. Nts., 12/15/11 2,6                                                                   2,500,000          2,531,250
----------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                                                                  4,000,000          3,825,000
                                                                                                              --------------
                                                                                                                 184,749,849

----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                        1,400,000          1,477,000
----------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 2                                 1,950,000          1,896,375
----------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                                    3,000,000          3,442,500
----------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125%
Sr. Sub. Nts., 10/15/14 2                                                                       2,300,000          2,443,750
----------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8% Sr. Nts, 12/1/08                                        1,350,000          1,397,250
----------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                          1,700,000          1,708,500
----------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                       1,550,000          1,681,750
----------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                                    1,050,000          1,118,250
----------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3,4                                              700,000                 --
----------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                      3,500,000          4,112,500
----------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                               1,100,000          1,145,375
                                                                                                              --------------
                                                                                                                  20,423,250

----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                         3,300,000          3,696,000
----------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                         2,350,000          2,479,250
9.75% Sr. Nts., 1/15/15 2                                                                       4,200,000          4,179,000
11.625% Sr. Unsec. Nts., 1/15/08                                                                1,200,000          1,266,000
12.25% Sr. Nts., 12/15/12                                                                       1,400,000          1,564,500
----------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                                1,250,000          1,348,438
----------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                           1,500,000          1,616,250
                                                                                                              --------------
                                                                                                                  16,149,438


                        18 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                   $   2,000,000     $    2,182,500
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                           947,000            892,548
----------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                                      1,147,000          1,233,025
----------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 2                                                                       1,900,000          2,018,750
8.50% Sr. Sub. Nts., 8/1/14 2                                                                   3,300,000          3,399,000
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                    2,650,000          2,815,625
9.50% Sr. Sec. Nts., 2/15/11                                                                    1,600,000          1,764,000
                                                                                                              --------------
                                                                                                                  12,122,948

----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.1%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                                     3,500,000          3,762,500
----------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                          1,450,000          1,602,250
----------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 1                                    900,000            915,750
----------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12                                                                  3,300,000          3,712,500
9.25% Sr. Unsec. Sub. Nts., 5/15/11                                                             1,450,000          1,595,000
----------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                                             1,600,000          1,584,000
10.75% Sr. Nts., 3/1/10                                                                         5,700,000          6,127,500
----------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                         2,500,000          2,731,250
8.875% Sr. Unsec. Nts., 3/15/11                                                                 1,300,000          1,420,250
----------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                     1,700,000          1,865,750
----------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 2                                                                  2,340,000          2,240,550
8.25% Sr. Sub. Nts., 12/1/13 2                                                                    900,000            861,750
----------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                            2,240,000          2,408,000
8% Sr. Nts., Series B, 10/15/09                                                                   400,000            445,000
----------------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                          2,500,000          2,800,000
----------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]                               2,000,000          2,881,609
                                                                                                              --------------
                                                                                                                  36,953,659

----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 2                                         1,300,000          1,329,250
----------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                        2,500,000          2,743,750
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                             3,500,000          3,753,750
                                                                                                              --------------
                                                                                                                   7,826,750


                        19 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                  $   1,250,000     $    1,331,250
----------------------------------------------------------------------------------------------------------------------------
ENERGY--7.5%
----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                                    3,000,000          3,168,750
----------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                                    1,200,000          1,320,000
----------------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                                               1,500,000          1,668,750
----------------------------------------------------------------------------------------------------------------------------
Hanover Compress Co., 8.625% Sr. Nts., 12/15/10                                                 2,500,000          2,743,750
----------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08                            1,500,000          1,620,000
----------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125% Sr. Nts., 12/1/14 2                                    1,750,000          1,767,500
----------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                               6,075,000          6,287,625
----------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                            1,500,000          1,650,000
----------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10 1                              2,500,000          2,681,250
                                                                                                              --------------
                                                                                                                  22,907,625

----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--6.2%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                                      1,400,000          1,575,000
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 2                                                                      1,400,000          1,445,500
6.875% Sr. Unsec. Nts., 1/15/16                                                                   784,000            825,160
9% Sr. Nts., 8/15/12                                                                            3,500,000          4,016,250
----------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                                  7,247,000          7,618,409
----------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                      1,600,000          1,664,000
----------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                   7,850,000          8,262,125
----------------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                                                   1,850,000          1,988,750
----------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                        2,000,000          2,185,000
----------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Nts., 10/1/11 2                                                  1,100,000          1,127,500
----------------------------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
6.875% Sr. Nts., 11/1/14 2                                                                        700,000            714,000
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14 2                                                           3,200,000          3,400,000
8.375% Sr. Sub. Nts., 8/15/12                                                                   2,850,000          3,206,250
----------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                                   1,700,000          1,861,500
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                                          3,000,000          3,202,500
9.50% Sr. Nts., 2/1/13                                                                          2,000,000          2,330,000
----------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 7.375% Sr. Sub. Nts., 7/15/13                                            1,500,000          1,616,250
----------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                             2,800,000          2,919,000
8% Sr. Unsub. Nts., 3/1/32 1                                                                    4,800,000          5,262,000
8.875% Sr. Nts., 3/15/10                                                                        1,800,000          2,025,000


                        20 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Stone Energy Corp.:
6.75% Sr. Sub. Nts., 12/15/14 2                                                             $     980,000     $      982,450
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                            3,500,000          3,797,500
----------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                 3,175,000          3,698,875
----------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                11,550,000         12,791,625
----------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                       2,300,000          2,512,750
9.625% Sr. Sub. Nts., 4/1/12                                                                    1,597,000          1,844,535
----------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05                                                                            1,000,000          1,000,000
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                                       1,200,000          1,465,500
----------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                            3,300,000          3,465,000
----------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                             5,700,000          6,255,750
7.625% Nts., 7/15/19                                                                            1,000,000          1,105,000
8.75% Unsec. Nts., 3/15/32                                                                      8,400,000          9,691,500
----------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                          800,000            840,000
                                                                                                              --------------
                                                                                                                 106,694,679

----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.4%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                                       1,350,000          1,145,813
----------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 2                             7,375,000          8,352,188
----------------------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                             6,100,000          7,015,000
----------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08                    3,700,000          2,497,500
                                                                                                              --------------
                                                                                                                  19,010,501

----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,6                                         2,069,459          1,727,998
----------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                             78,000             83,850
----------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                       1,700,000          1,946,500
                                                                                                              --------------
                                                                                                                   3,758,348

----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 2                                               1,600,000          1,676,000
----------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75%
Sr. Sub. Nts., 3/15/12 1                                                                        1,200,000          1,299,000
----------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
7.20% Sr. Nts., 5/1/10 1,6                                                                        775,000            809,875
8.375% Sr. Nts., 5/1/10 1                                                                         900,000            938,250
                                                                                                              --------------
                                                                                                                   4,723,125


                        21 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                          $   1,000,000     $    1,160,824
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
American Casino & Entertainment Properties LLC, 7.85%
Sr. Sec. Nts., 2/1/12                                                                           1,750,000          1,868,125
----------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                          2,552,000          2,902,900
----------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                         1,389,000          1,434,143
----------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                                 2,797,000          3,034,745
10.50% Sr. Unsec. Nts., 6/15/09                                                                 2,700,000          2,956,500
                                                                                                              --------------
                                                                                                                  12,196,413

----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.4%
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10                                 798,117            891,896
----------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                             1,736,000          1,935,640
----------------------------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 15.18% Sr. Disc. Nts., 5/15/08 7                                    12,300,000          8,194,875
----------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 1                             1,100,000          1,155,000
----------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                                  2,200,000          2,409,000
----------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                             2,150,000          2,246,750
                                                                                                              --------------
                                                                                                                  16,833,161

----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 2                                               2,800,000          3,038,000
----------------------------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                            2,000,000          2,135,000
----------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14 1                                      2,300,000          2,478,250
----------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 2                                 2,400,000          2,430,000
----------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                    1,300,000          1,332,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                              1,900,000          2,137,500
----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                    2,800,000          3,045,000
----------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                            1,300,000          1,417,000
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                  1,200,000          1,218,895
6.375% Nts., 1/15/15                                                                            5,950,000          5,985,057
7.50% Bonds, 11/6/33                                                                            4,000,000          4,092,688
7.875% Sr. Nts., 2/1/11                                                                         1,000,000          1,102,840
8.75% Sr. Nts., 9/1/10                                                                          2,000,000          2,288,762
----------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                             2,000,000          2,020,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                            1,697,000          1,798,820
----------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08                      4,435,654          4,851,497
----------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12 1                               3,200,000          3,776,000


                        22 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 2                                      $     650,000     $      755,625
----------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                           4,100,000          4,428,000
----------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                          2,207,000          2,560,120
----------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 1                                     1,900,000          2,137,500
----------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 1                                   2,400,000          2,652,000
----------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                                  5,400,000          5,872,500
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                        4,050,000          3,776,625
7.375% Nts., 2/1/13                                                                               147,000            143,325
9.875% Sr. Nts., 7/1/14 2                                                                       5,375,000          5,885,625
----------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                            3,200,000          3,384,000
7% Sr. Sub. Nts., 11/15/13                                                                      3,710,000          3,812,025
----------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 2                                                                          2,150,000          2,413,375
10.75% Sr. Sub. Nts., 8/15/14 2                                                                 2,550,000          2,964,375
----------------------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                                            4,000,000          4,400,000
                                                                                                              --------------
                                                                                                                  90,332,904

----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                              2,900,000          3,030,500
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.8%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                                  2,400,000          2,640,000
----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                                       2,900,000          2,918,125
8.50% Sr. Unsec. Nts., 10/1/10                                                                  1,100,000          1,215,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                               147,000            154,350
----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15 2                                                                 1,800,000          1,804,500
7.625% Sr. Sub. Nts., 6/15/12                                                                   1,200,000          1,323,000
----------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                           1,900,000          2,156,500
----------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                                 2,800,000          3,017,000
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                        1,517,000          1,767,305
11% Sr. Sub. Nts., 2/15/13                                                                      1,299,000          1,571,790
----------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                                          1,050,000          1,026,375
                                                                                                              --------------
                                                                                                                  19,594,445


                        23 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 3,4                                                 $   2,000,000     $    1,150,000
13% Sr. Unsec. Nts., 2/1/09 3,4                                                                 6,720,000          3,864,000
                                                                                                              --------------
                                                                                                                   5,014,000

----------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                        1,500,000          1,683,750
----------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 2                              1,150,000          1,144,250
----------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                              1,944,000          2,167,560
----------------------------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts., 12/1/11                             1,300,000          1,332,500
                                                                                                              --------------
                                                                                                                   6,328,060

----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.4%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                         6,400,000          6,160,000
7.875% Sr. Nts., 4/15/13                                                                        2,700,000          2,781,000
8.50% Sr. Sub. Nts., 12/1/08                                                                    5,200,000          5,538,000
8.875% Sr. Nts., Series B, 4/1/08                                                               1,700,000          1,827,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                          2,000,000          2,175,000
----------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3,4                           2,500,000                 --
----------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                     4,300,000          4,020,500
----------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                       2,400,000          2,370,000
----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                                                          1,350,000          1,449,563
9.875% Sr. Nts., 5/1/09                                                                         1,500,000          1,672,500
----------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                            3,500,000          3,543,750
----------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                 2,303,000          2,323,151
----------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12 1                                                   4,150,000          4,575,375
----------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375%
Sr. Unsec. Nts., 8/15/05                                                                        1,500,000          1,522,500
----------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                                         1,700,000          1,861,500
                                                                                                              --------------
                                                                                                                  41,820,339

----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C, 2/1/09                      289,000            273,105
----------------------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                                      1,428,000          1,649,340
                                                                                                              --------------
                                                                                                                   1,922,445

----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sr. Sec. Nts., 7/15/12 1                                            3,175,000          3,238,500
----------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                        1,050,000          1,097,250
----------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                   2,200,000          2,497,000


                        24 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                                   $   1,000,000     $    1,007,500
                                                                                                              --------------
                                                                                                                   7,840,250

----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                             1,800,000          1,647,000
----------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                       6,000,000          6,420,000
----------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                                 2,000,000          2,037,500
----------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 2                                         750,000            768,750
----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                          600,000            652,500
10.50% Sr. Sub. Nts., 8/1/12                                                                    3,350,000          3,869,250
----------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 1                                          3,400,000          3,621,000
----------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                                           2,800,000          3,017,000
----------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                         1,600,000          1,776,000
----------------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                                               3,000,000          3,270,000
----------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                             3,900,000          4,397,250
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                                    500,000            562,500
----------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                               1,950,000          1,959,750
                                                                                                              --------------
                                                                                                                  32,351,500

----------------------------------------------------------------------------------------------------------------------------
MARINE--0.7%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                        5,000,000          5,793,750
----------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,3,4                                   5,000,000            120,500
----------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,3,4                5,800,000          4,386,250
----------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 3.75% Sec. Nts., 12/31/07 2,8                                2,452,886          1,134,705
                                                                                                              --------------
                                                                                                                  11,435,205

----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                 2,000,000          2,110,000
----------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Nts., 12/1/16 2                                                                          3,000,000          2,985,000
7.50% Sr. Unsec. Nts., 11/1/13                                                                  3,093,000          3,255,383
9.625% Sr. Nts., 12/1/12                                                                        2,000,000          2,270,000
                                                                                                              --------------
                                                                                                                  10,620,383

----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                 7,600,000          7,144,000
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Horizon Lines LLC, 9% Nts., 11/1/12 2                                                           2,300,000          2,484,000
----------------------------------------------------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11                                2,850,000          2,850,000
                                                                                                              --------------
                                                                                                                   5,334,000


                        25 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.6%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                      $   6,600,000     $    6,006,000
----------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,3,4                        5,310,000          2,787,750
                                                                                                              --------------
                                                                                                                   8,793,750

----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                           1,700,000          1,844,500
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14 2                                 5,600,000          5,572,000
----------------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                                        3,000,000          3,277,500
----------------------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 2                                               3,175,000          3,452,813
----------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                             4,200,000          4,326,000
                                                                                                              --------------
                                                                                                                  16,628,313

----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                              4,232,751             57,534
----------------------------------------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 8                                                              500,368            462,840
----------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3,4                              1,040,900                 --
----------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                                       1,000,000             54,370
                                                                                                              --------------
                                                                                                                     574,744

----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                                    1,200,000          1,224,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                                             2,400,000          2,562,000
----------------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                                    1,400,000          1,498,000
                                                                                                              --------------
                                                                                                                   5,284,000

----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                                    2,597,000          3,064,460
----------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                           620,000            585,900
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                             3,500,000          3,596,250
----------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                                  2,800,000          3,052,000
----------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 2                                      1,300,000          1,309,750
----------------------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 2                                        586,000            613,835
                                                                                                              --------------
                                                                                                                  12,222,195

----------------------------------------------------------------------------------------------------------------------------
MATERIALS--13.0%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--4.7%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                   1,026,000          1,061,910
----------------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                      2,000,000          1,340,000


                        26 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                    $   3,200,000     $    3,616,000
----------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12 2                                                       2,800,000          3,220,000
----------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                                   147,000            170,153
10.625% Sr. Unsec. Nts., 5/1/11                                                                 5,800,000          6,757,000
----------------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                                                 147,000            174,563
11.75% Sr. Nts., 7/15/12 2                                                                      6,925,000          8,223,438
----------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 9                                                          5,572,000          5,892,390
13.09% Sr. Unsec. Disc. Nts., 12/31/09 7                                                        4,000,000          2,260,000
----------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                             6,100,000          6,725,250
----------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                                            24,000             24,600
10.875% Sr. Unsec. Nts., 8/1/13 1                                                                 147,000            184,485
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                          46,511             56,046
----------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 1                                                 2,700,000          2,929,500
----------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                                           2,700,000          3,064,500
----------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                             1,800,000          2,002,500
----------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 2,5                                       2,850,000          1,838,250
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                         147,000            160,230
9.50% Sr. Sec. Nts., 12/15/08                                                                     700,000            763,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                          5,500,000          6,077,500
9.875% Sec. Nts., Series B, 5/1/07                                                                945,000            994,613
10.50% Sr. Sec. Nts., 6/1/13                                                                      850,000          1,015,750
11.125% Sr. Sec. Nts., 7/15/12                                                                    700,000            834,750
----------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                                     746,511            852,889
----------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                                 989,550          1,053,871
----------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.05% Sr. Sec. Nts., 12/31/06 6                                               313,358            330,593
----------------------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                                  4,800,000          5,244,000
10.625% Sr. Unsec. Nts., 5/15/10                                                                1,597,000          1,804,610
----------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                                      1,650,000          1,782,000
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                           1,350,000          1,474,875
----------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                                       2,600,000          2,938,000
----------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 2                                                                 1,000,000          1,042,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                             950,000          1,097,250
----------------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                                             1,500,000          1,560,000
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 8                                         2,045,678          2,055,906


                        27 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                            $     844,000     $      957,940
                                                                                                              --------------
                                                                                                                  81,580,862

----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                                         2,600,000          3,055,000
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.2%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                                     2,800,000          3,206,000
10.875% Sr. Sec. Nts., 3/1/13                                                                   1,400,000          1,662,500
----------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 2                                                                      1,200,000          1,266,000
9.875% Sub. Nts., 10/15/14 2                                                                    2,400,000          2,574,000
----------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                         3,300,000          3,621,750
9.50% Sr. Sub. Nts., 8/15/13                                                                    2,100,000          2,399,250
----------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                              650,000            697,125
8.25% Sr. Unsec. Nts., 10/1/12                                                                  2,500,000          2,737,500
----------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                  2,500,000          2,800,000
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                      700,000            761,250
8.25% Sr. Unsec. Nts., 5/15/13                                                                  1,347,000          1,488,435
8.75% Sr. Sec. Nts., 11/15/12                                                                   5,400,000          6,115,500
8.875% Sr. Sec. Nts., 2/15/09                                                                   3,000,000          3,273,750
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 5                                         1,650,000          1,532,438
----------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                      6,550,000          6,844,750
----------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                         2,500,000          2,737,500
9.25% Sr. Unsec. Nts., 2/1/08                                                                   1,000,000          1,110,000
9.75% Sr. Unsec. Nts., 2/1/11                                                                   4,000,000          4,400,000
----------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts., 7/15/14                       1,700,000          1,819,000
----------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12 1                                            4,200,000          4,473,000
                                                                                                              --------------
                                                                                                                  55,519,748

----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--3.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                  2,847,000          2,946,645
7.875% Sr. Unsec. Nts., 2/15/09                                                                   900,000            921,375
----------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                2,650,000          2,749,375
----------------------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                                     2,000,000          1,995,000
----------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 2                                                 3,600,000          3,852,000
----------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts., 8/1/14 2                                                1,900,000          2,033,000
----------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                           2,200,000          2,508,000


                        28 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
International Steel Group, Inc., 6.50% Sr. Nts., 4/15/14                                    $     600,000     $      646,500
----------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3,4                        814,000                 --
----------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                               850,000            977,500
----------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                   4,543,000          5,633,320
----------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                           2,500,000          2,825,000
----------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3,4                      2,000,000          1,775,000
----------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                          2,800,000          3,206,000
----------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                    1,750,000          1,837,500
----------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                          3,520,000          3,080,000
----------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                                 850,000            944,563
----------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                                 5,750,000          6,425,625
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                 2,500,000          2,718,750
----------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                   1,500,000          1,650,000
----------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 1                                                    700,000            803,250
----------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                         1,514,000          1,733,530
10.75% Sr. Nts., 8/1/08                                                                         1,493,000          1,765,473
                                                                                                              --------------
                                                                                                                  53,027,406

----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.8%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                                  1,250,000          1,360,938
----------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                                 2,250,000          2,435,625
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                             1,000,000          1,090,000
----------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                                                 3,500,000          4,042,500
9.375% Sr. Unsec. Nts., 2/1/13                                                                  5,400,000          6,318,000
----------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3,4                                  4,000,000          1,820,000
----------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                         1,500,000          1,571,250
----------------------------------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Unsec. Sub. Nts., 3/1/14                             1,200,000          1,326,000
----------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 2                                                                 5,347,000          5,347,000
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                                    900,000            859,500
----------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                         2,800,000          2,723,000
8.50% Sr. Unsec. Nts., 2/1/11                                                                     147,000            148,470
----------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2,8                                       2,294,000          2,597,955
                                                                                                              --------------
                                                                                                                  31,640,238

----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.6%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12 2                                        1,500,000          1,541,250


                        29 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13                                                                     $   3,800,000     $    3,847,500
9% Sr. Unsec. Unsub. Nts., 8/15/31                                                              2,400,000          2,754,000
9.25% Sr. Nts., 5/15/11                                                                         1,200,000          1,410,000
----------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
7.50% Sr. Nts., 12/1/13                                                                         3,950,000          4,266,000
7.50% Sr. Nts., Series B, 12/1/13                                                                 500,000            540,000
----------------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 6                                                                7,193,000          7,381,816
7.688% Sr. Unsec. Nts., 5/1/09 6                                                                1,000,000          1,037,500
----------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,3,4                                        4,000,000            100,000
----------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 1,3,4                                                        2,082,215             31,233
----------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                         5,572,000          5,655,580
----------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Nts., 2/15/11 2                             1,500,000          1,545,000
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
6.875% Unsec. Debs., 9/15/33                                                                    4,000,000          3,700,000
9.125% Nts., 3/15/12 2                                                                          5,400,000          6,264,000
----------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 2,6                                                                         17,300,000         20,889,750
14.50% Nts., 12/15/14 2                                                                         3,800,000          4,826,000
----------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                                                  2,300,000                 --
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75%
Sr. Nts., 7/15/08                                                                               3,600,000          3,663,000
                                                                                                              --------------
                                                                                                                  69,452,629

----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.5%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                         2,750,000          3,018,125
11% Sr. Unsec. Nts., 7/31/10                                                                      147,000            173,828
12.50% Sr. Unsec. Nts., 2/1/11                                                                  2,200,000          2,497,000
----------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                         3,450,000          2,975,625
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                                    6,450,000          6,804,750
----------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 7                               4,300,000          3,235,750
----------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 6                                                               4,750,000          5,492,188
9.75% Sr. Nts., 11/15/31 6                                                                      3,000,000          3,596,250
----------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3,4                                9,220,000                 --
----------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial
Communications Corp., 10.125% Sr. Nts., 6/15/13                                                 7,350,000          8,287,125
----------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                                       2,000,000          2,180,000
----------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, 8.375% Sec. Nts., 11/1/11 2                                              860,000            892,250
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                                           5,047,000          3,570,753
----------------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., Sr. Sec. Nts., 1/15/12 2,6,9                                                      570,000            577,125


                        30 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                                        $   6,560,000     $    7,248,800
----------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                                  2,150,000          2,397,250
----------------------------------------------------------------------------------------------------------------------------
Rogers Wireless Communications, Inc.:
6.375% Sec. Nts., 3/1/14                                                                        2,100,000          2,089,500
7.50% Sr. Sec. Nts., 3/15/15 2                                                                  2,700,000          2,862,000
8% Sr. Sub. Nts., 12/15/12 2                                                                    2,600,000          2,762,500
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                                    2,100,000          2,231,250
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                         1,150,000          1,098,250
9.75% Sr. Sub. Nts., 1/15/10                                                                    3,447,000          3,136,770
9.875% Sr. Nts., 2/1/10                                                                         3,100,000          3,169,750
----------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 2                                             3,800,000          3,895,000
----------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 5                                                                      7,947,000          6,735,083
----------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                                 4,400,000          4,268,000
----------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                4,200,000          4,735,500
----------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                                    1,625,000          1,840,313
----------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                                          3,197,000          3,492,723
                                                                                                              --------------
                                                                                                                  95,263,458

----------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.1%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.9%
AES Corp. (The):
8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]                                                     2,500,000          4,991,744
8.75% Sr. Sec. Nts., 5/15/13 2                                                                  2,700,000          3,081,375
----------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                                      1,350,000          1,375,313
----------------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                             733,594            810,621
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 7.625% Sr. Nts., 4/15/06                                                         1,575,000          1,555,313
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                      2,200,000          2,456,630
----------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                         1,147,000          1,227,290
7.75% Sr. Nts., 8/1/10                                                                          1,400,000          1,538,250
9.875% Sr. Unsec. Nts., 10/15/07                                                                4,000,000          4,490,000
----------------------------------------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec. Pass-Through
Certificates, 1/15/05                                                                           1,300,000          1,300,000
----------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                             9,400,000         10,716,000
----------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 3,4                               1,300,000          1,381,250
----------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                                                                 3,350,000          3,534,250
----------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50%
Sr. Sec. Nts., 9/1/10                                                                           1,300,000          1,430,000
----------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 2                                                  7,600,000          8,322,000


                        31 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                         $   2,600,000     $    2,596,750
----------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                    4,997,000          5,596,640
9.50% Sr. Sec. Nts., 7/15/13                                                                    4,750,000          5,420,938
----------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                             2,050,000          2,255,000
----------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 2                                                    3,100,000          3,220,125
                                                                                                              --------------
                                                                                                                  67,299,489

----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875%
Sr. Unsec. Nts., Series B, 5/20/11                                                                750,000            821,250
----------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                    1,100,000          1,182,799
                                                                                                              --------------
                                                                                                                   2,004,049

----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.0%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                       3,283,313          3,701,935
----------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                                             1,100,000          1,148,927
6.375% Sr. Sec. Nts., 2/1/08                                                                      800,000            856,011
7.375% Nts., 9/15/23                                                                            1,600,000          1,655,104
----------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                          11,050,000         10,690,875
8.75% Sr. Nts., 2/15/12                                                                         4,647,000          4,890,968
10.125% Sr. Sec. Nts., 7/15/13 2                                                                6,200,000          7,130,000
----------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                               2,422,368          2,690,343
----------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 2                                             1,000,000          1,027,971
                                                                                                              --------------
                                                                                                                  33,792,134

----------------------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12                       1,400,000          1,582,000
                                                                                                              --------------
Total Corporate Bonds and Notes (Cost $1,368,012,132)                                                          1,447,892,175

                                                                                                   SHARES
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.5%
----------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,8                                        110,146                 --
----------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,4                                  140,000          7,315,000
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 2                                        2,800            196,248
----------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4,8                                 3,738                374
----------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4                      28,000          2,443,000
----------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,8                                                 1                 --


                        32 | OPPENHEIMER HIGH YIELD FUND

                                                                                                                       VALUE
                                                                                                   SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
----------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                                              6,516     $       23,751
----------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 1,4,8                                 129,686            259,372
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,8                                                            925          6,821,875
14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,4,8                                                            1              7,206
----------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                               192                653
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,4,8                                        6,236          4,848,490
----------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                                   26,250          3,983,438
                                                                                                              --------------
Total Preferred Stocks (Cost $29,718,609)                                                                         25,899,407

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.8%
----------------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                                     9,822             89,478
----------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4                                                                  6,613                 --
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                            22,514            371,481
----------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. 4                                                                                    46,622            930,109
----------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                                                132,227            284,288
----------------------------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,4                                                                     963          1,249,063
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                                              157,019            270,073
----------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                                                       177              7,565
----------------------------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                                                     80,275            288,990
----------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                                                                  93,333                 --
----------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                                          168,429             85,899
----------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                                       38,470          1,173,335
----------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                                                17,168            463,536
----------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 4                                                                   71,416          2,439,571
----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                           3,772            142,016
----------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                          24,441            492,731
----------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                                           14,063            166,365
----------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                                               63,991          1,327,813
----------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                                        8,124            154,356
----------------------------------------------------------------------------------------------------------------------------
Pope, Evans & Robbins, Inc. 1,4                                                                 1,688,400                 --
----------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,4,10                                                                             459,132              5,050
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                                                                        3,987            148,516
----------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                                           632,618         11,121,424
----------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                                                           30,000            178,500
----------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                                                    739,372          7,142,334
----------------------------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,4                                                                  13,172             15,806
----------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                                                   467,777          2,596,267


                        33 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                       VALUE
                                                                                                   SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,4                                                                                 9,471     $          189
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                                          16,729             50,856
                                                                                                              --------------
Total Common Stocks (Cost $41,616,701)                                                                            31,195,611

                                                                                                    UNITS
----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 2,4                                                          4,300            991,150
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50 4                                                  107,699            152,933
----------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                                               2,000                 20
----------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4                                                    3,330                 --
----------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 1,4                                                8,200                 82
----------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,4                                              4,000                 --
----------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,4                                                            7,500                 --
----------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                                                 2,575                 26
----------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                                            1,445                 14
----------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,4                                                            6,300                 --
----------------------------------------------------------------------------------------------------------------------------
Huntsman Co. LLC Wts., Exp. 5/15/11 1,4                                                             2,800          1,317,400
----------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                                                    50,820                508
----------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                                                   42,243                211
Exp. 5/16/06 1,4                                                                                       63                 --
----------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,4                                                                7,055                 --
----------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                                                                   3,750                 38
----------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,4                                            3,500                 36
----------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                                            2,800                 --
----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                                            3,910                 39
----------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                                               14,440              3,032
----------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,4                                                  6,400                 64
----------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                                                 5,000                 50
----------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                                        100,000             20,000
----------------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,4                                                        49,120                 --
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                                    6,474             30,185
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                                                33,465             22,574
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                                                25,098             12,047
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                                                25,098              9,788
----------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,4                                                   30,800             15,400
                                                                                                              --------------
Total Rights, Warrants and Certificates (Cost $1,501,432)                                                          2,575,597


                        34 | OPPENHEIMER HIGH YIELD FUND

                                                                                                PRINCIPAL              VALUE
                                                                                                   AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--5.2%
----------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 2,11                                                            $  40,000,000     $   41,175,000
Series 3-3, 8%, 12/29/09 2,11                                                                  18,700,000         19,202,563
Series 3-4, 10.50%, 12/29/09 2,11                                                              25,000,000         25,578,125
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return
Index Securities, Series 2004-1, 8.218%, 8/1/15 1,11                                            3,813,953          4,254,007
                                                                                                              --------------
Total Structured Notes (Cost $87,780,726)                                                                         90,209,695

----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.2%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 6.16% in joint repurchase agreement
(Principal Amount/Value $1,443,703,000, with a maturity value of $1,443,962,867) with UBS Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $88,997,017 on 1/3/05, collateralized by
Federal National Mortgage Assn., 5%-6%, 4/1/34-10/1/34, with
a value of $1,474,609,071 (Cost $88,981,000)                                                   88,981,000         88,981,000

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,630,685,664)                                                    98.6%     1,698,211,163
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                       1.4         24,327,716
                                                                                            --------------------------------
NET ASSETS                                                                                          100.0%    $1,722,538,879
                                                                                            ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro

GBP   British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $106,671,513, which represents 6.19% of the Fund's net assets of which $5,050 is considered restricted. See
Note 7 of Notes to Financial Statements.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $346,512,416 or 20.11% of the Fund's net assets as of December 31, 2004.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Interest or dividend is paid-in-kind.

9. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

10. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2004 amounts to $5,050. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES
                        SHARES       GROSS         GROSS   DECEMBER 31,     UNREALIZED   DIVIDEND
                 JUNE 30, 2004   ADDITIONS    REDUCTIONS           2004   DEPRECIATION     INCOME
-------------------------------------------------------------------------------------------------
Prandium, Inc.         459,132          --            --        459,132    $ 5,394,950       $ --

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        35 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2004
---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,625,285,664)                           $ 1,698,206,113
Affiliated companies (cost $5,400,000)                                           5,050
                                                                       ----------------
                                                                         1,698,211,163
---------------------------------------------------------------------------------------
Cash                                                                         5,472,227
---------------------------------------------------------------------------------------
Cash--foreign currencies (cost $25,125)                                         25,126
---------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                      28,253,531
Shares of beneficial interest sold                                           1,513,632
Other                                                                           25,224
                                                                       ----------------
Total assets                                                             1,733,500,903

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                      248,914
---------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $570,000 purchased on a when-issued
basis or forward commitment)                                                 6,516,509
Shares of beneficial interest redeemed                                       2,701,887
Distribution and service plan fees                                             999,011
Transfer and shareholder servicing agent fees                                  239,324
Shareholder communications                                                     169,858
Trustees' compensation                                                          33,664
Dividends                                                                          139
Other                                                                           52,718
                                                                       ----------------
Total liabilities                                                           10,962,024

---------------------------------------------------------------------------------------
NET ASSETS                                                             $ 1,722,538,879
                                                                       ================

---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $       176,677
---------------------------------------------------------------------------------------
Additional paid-in capital                                               2,282,061,496
---------------------------------------------------------------------------------------
Accumulated net investment loss                                             (1,752,467)
---------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                     (625,231,631)
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                    67,284,804
                                                                       ----------------
NET ASSETS                                                             $ 1,722,538,879
                                                                       ================


                        36 | OPPENHEIMER HIGH YIELD FUND

----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,192,087,707 and 121,881,160 shares of beneficial interest outstanding)        $  9.78
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                         $ 10.27
----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $298,899,175
and 31,036,529 shares of beneficial interest outstanding)                        $  9.63
----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $161,273,417
and 16,532,618 shares of beneficial interest outstanding)                        $  9.75
----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,267,482
and 1,659,966 shares of beneficial interest outstanding)                         $  9.80
----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $54,011,098 and 5,567,154 shares of beneficial interest outstanding)   $  9.70

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        37 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2004
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------
Interest                                                                     $   66,842,164

--------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------
Management fees                                                                   5,094,181
--------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                           1,368,858
Class B                                                                           1,506,480
Class C                                                                             771,697
Class N                                                                              31,534
--------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                             884,055
Class B                                                                             240,629
Class C                                                                             133,544
Class N                                                                              17,781
Class Y                                                                             111,249
--------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                             115,134
Class B                                                                              43,359
Class C                                                                              18,202
Class N                                                                               1,498
Class Y                                                                                  85
--------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          22,584
--------------------------------------------------------------------------------------------
Trustees' compensation                                                               17,647
--------------------------------------------------------------------------------------------
Other                                                                                46,766
                                                                             ---------------
Total expenses                                                                   10,425,283
Less reduction to custodian expenses                                                (16,291)
Less payments and waivers of expenses                                                (8,394)
                                                                             ---------------
Net expenses                                                                     10,400,598

--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            56,441,566

--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                     (50,382,983)
Foreign currency transactions                                                     1,126,791
Swap contracts                                                                   (1,462,808)
                                                                             ---------------
Net realized loss                                                               (50,719,000)
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                     116,907,802
Translation of assets and liabilities denominated in foreign currencies             957,265
Swap contracts                                                                   (2,821,262)
                                                                             ---------------
Net change in unrealized appreciation (depreciation)                            115,043,805

--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $  120,766,371
                                                                             ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        38 | OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS                YEAR
                                                                  ENDED               ENDED
                                                      DECEMBER 31, 2004            JUNE 30,
                                                            (UNAUDITED)                2004
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                   $    56,441,566     $   130,707,043
--------------------------------------------------------------------------------------------
Net realized gain (loss)                                    (50,719,000)          7,552,801
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        115,043,805          32,370,748
                                                        ------------------------------------
Net increase in net assets resulting from operations        120,766,371         170,630,592

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                     (39,286,246)        (86,840,525)
Class B                                                      (9,242,516)        (23,983,742)
Class C                                                      (4,724,929)        (11,359,611)
Class N                                                        (409,417)           (757,025)
Class Y                                                      (2,012,705)         (4,327,419)

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest  transactions:
Class A                                                      73,752,958        (106,090,589)
Class B                                                     (15,960,931)        (78,231,133)
Class C                                                       5,740,743         (14,771,121)
Class N                                                       6,885,939             565,563
Class Y                                                      (5,236,959)          1,289,210

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase (decrease)                                   130,272,308        (153,875,800)
--------------------------------------------------------------------------------------------
Beginning of period                                       1,592,266,571       1,746,142,371
                                                        ------------------------------------
End of period (including accumulated net investment
loss of  $1,752,467 and $2,518,220, respectively)       $ 1,722,538,879     $ 1,592,266,571
                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        39 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    DECEMBER 31, 2004                                                                    JUNE 30,
CLASS A                                   (UNAUDITED)        2004              2003          2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                              $      9.41       $      9.15       $      8.62     $   10.20     $     11.89     $     13.06
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                       .34 1             .73               .84           .92            1.18            1.26
Net realized and unrealized
gain (loss)                                 .36               .24               .47         (1.44)          (1.59)          (1.18)
                                    ------------------------------------------------------------------------------------------------
Total from investment operations            .70               .97              1.31          (.52)           (.41)            .08
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                     (.33)             (.71)             (.69)        (1.01)          (1.28)          (1.25)
Tax return of capital distribution           --                --              (.09)         (.05)             --              --
                                    ------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              (.33)             (.71)             (.78)        (1.06)          (1.28)          (1.25)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period      $      9.78       $      9.41       $      9.15     $    8.62     $     10.20     $     11.89
                                    ================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         7.58%            10.90%            16.38%        (5.47)%         (3.69)%          0.71%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $ 1,192,088       $ 1,073,708       $ 1,150,055     $ 858,834     $   962,017     $ 1,065,220
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)   $ 1,135,329       $ 1,146,751       $   934,227     $ 948,097     $ 1,038,442     $ 1,125,834
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                      6.98%             7.80%             9.54%         9.68%          10.66%          10.12%
Total expenses                             1.04% 4,5         1.03% 4,5         1.07% 4       1.10% 4         1.00% 4         1.02% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      25%               55%               68%           47%             33%             24%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        40 | OPPENHEIMER HIGH YIELD FUND

                                          SIX MONTHS                                                                          YEAR
                                               ENDED                                                                         ENDED
                                   DECEMBER 31, 2004                                                                      JUNE 30,
CLASS B                                  (UNAUDITED)              2004             2003          2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                  $      9.26       $      9.03        $    8.51     $   10.09     $   11.77      $   12.95
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .29 1             .63              .74           .84          1.10           1.15
Net realized and unrealized
gain (loss)                                     .37               .24              .49         (1.43)        (1.58)         (1.18)
                                        --------------------------------------------------------------------------------------------
Total from investment operations                .66               .87             1.23          (.59)         (.48)          (.03)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                         (.29)             (.64)            (.62)         (.94)        (1.20)         (1.15)
Tax return of capital
distribution                                     --                --             (.09)         (.05)           --             --
                                        --------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                  (.29)             (.64)            (.71)         (.99)        (1.20)         (1.15)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period          $      9.63       $      9.26        $    9.03     $    8.51     $   10.09      $   11.77
                                        ============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                        7.23%             9.86%           15.60%        (6.23)%       (4.37)%        (0.13)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $   298,899       $   303,184        $ 372,947     $ 338,654     $ 386,309      $ 453,375
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $   299,985       $   347,319        $ 321,200     $ 366,869     $ 414,648      $ 509,815
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          6.21%             7.03%            8.81%         8.93%         9.91%          9.35%
Total expenses                                 1.81% 4,5         1.80% 4,5        1.84% 4       1.86% 4       1.76% 4        1.79% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          25%               55%              68%           47%           33%            24%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        41 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                        DECEMBER 31, 2004                                                                JUNE 30,
CLASS C                                       (UNAUDITED)            2004            2003          2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      9.38       $    9.13       $    8.60     $   10.18     $  11.87     $  13.04

-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                                 .30 1           .66             .78           .86         1.11         1.16
Net realized and unrealized
gain (loss)                                           .36             .23             .46         (1.45)       (1.60)       (1.18)
                                              -------------------------------------------------------------------------------------
Total from investment operations                      .66             .89            1.24          (.59)        (.49)        (.02)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.29)           (.64)           (.62)         (.94)       (1.20)       (1.15)
Tax return of capital distribution                     --              --            (.09)         (.05)          --           --
                                              -------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (.29)           (.64)           (.71)         (.99)       (1.20)       (1.15)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $      9.75       $    9.38       $    9.13     $    8.60     $  10.18     $  11.87
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   7.17%           9.96%          15.55%        (6.08)%      (4.43)%      (0.06)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $   161,273       $ 149,505       $ 160,713     $ 106,884     $ 90,603     $ 82,204
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   153,792       $ 166,367       $ 120,997     $ 104,882     $ 83,776     $ 87,141
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                6.20%           7.03%           8.78%         8.75%        9.90%        9.35%
Total expenses                                       1.82% 4,5       1.79% 4,5       1.83% 4       1.86% 4      1.76% 4      1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25%             55%             68%           47%          33%          24%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        42 | OPPENHEIMER HIGH YIELD FUND

                                                         SIX MONTHS                                                      YEAR
                                                              ENDED                                                     ENDED
                                                  DECEMBER 31, 2004                                                  JUNE 30,
CLASS N                                                 (UNAUDITED)            2004           2003          2002       2001 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $     9.43       $    9.17       $   8.63     $   10.20     $  11.33
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .32 2           .70            .80           .96          .41
Net realized and unrealized gain (loss)                         .36             .24            .49         (1.48)       (1.13)
                                                         -----------------------------------------------------------------------
Total from investment operations                                .68             .94           1.29          (.52)        (.72)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.31)           (.68)          (.66)        (1.00)        (.41)
Tax return of capital distribution                               --              --           (.09)         (.05)          --
                                                         -----------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                                  (.31)           (.68)          (.75)        (1.05)        (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $     9.80       $    9.43       $   9.17     $    8.63     $  10.20
                                                         =======================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             7.36%          10.47%         16.08%        (5.53)%      (6.43)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $   16,267       $   8,894       $  8,324     $   2,396     $    146
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $   12,585       $  10,501       $  4,827     $     799     $     46
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          6.54%           7.41%          9.14%         8.41%       11.47%
Total expenses                                                 1.42% 5,6       1.38% 5,6      1.41% 5       1.35% 5      1.04% 5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          25%             55%            68%           47%          33%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        43 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                       SIX MONTHS                                                            YEAR
                                                            ENDED                                                           ENDED
                                                DECEMBER 31, 2004                                                        JUNE 30,
CLASS Y                                               (UNAUDITED)          2004        2003         2002        2001       2001 1
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     9.33     $    9.09    $   8.56    $   10.14    $  11.82     $  13.02
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          34 1         .73         .86          .90        1.20         1.27
Net realized and unrealized gain (loss)                       .36           .23         .45        (1.41)      (1.59)       (1.18)
                                                       ----------------------------------------------------------------------------
Total from investment operations                              .70           .96        1.31         (.51)       (.39)         .09
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.33)         (.72)       (.69)       (1.02)      (1.29)       (1.29)
Tax return of capital distribution                             --            --        (.09)        (.05)         --           --
                                                       ----------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                                (.33)         (.72)       (.78)       (1.07)      (1.29)       (1.29)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     9.70     $    9.33    $   9.09    $    8.56    $  10.14     $  11.82
                                                       ============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           7.64%        10.80%      16.51%       (5.37)%     (3.57)%       0.85%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   54,011     $  56,976    $ 54,102    $  38,500    $ 60,244     $ 54,117
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   57,644     $  56,276    $ 43,178    $  44,583    $ 56,669     $ 54,022
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        7.03%         7.85%       9.63%        9.88%      10.72%       10.30%
Total expenses                                               1.00%         1.14%       1.34%        1.01%       0.94%        0.86%
Expenses after payments and waivers and
reduction to custodian expenses                              0.98%         0.98%       0.98%        0.98%        N/A 4        N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        25%           55%         68%          47%         33%          24%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        44 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially


                        45 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 5.2% of the Fund's net assets and resulted in unrealized cumulative gains of $2,428,969.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $570,000 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $27,218,099, representing 1.58% of the Fund's net assets, were in default.


                        46 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange
(the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                        47 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of December 31, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $615,712,016 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. At December 31, 2004, the Fund did not utilize any capital loss carryforward. During the year ended June 30, 2004, the Fund did not utilize any capital loss carryforward.

As of June 30, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              -----------------------
                              2007      $  30,649,297
                              2008         35,734,504
                              2009         57,513,604
                              2010        101,344,550
                              2011        284,056,063
                              2012         55,694,998
                                        -------------
                              Total     $ 564,993,016
                                        =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                        48 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED DECEMBER 31, 2004                 YEAR ENDED JUNE 30, 2004
                                  SHARES            AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                          19,560,183     $ 186,882,299           65,440,622     $   609,447,561
Dividends and/or
distributions reinvested       2,780,739        26,671,207            6,284,592          59,173,057
Redeemed                     (14,590,631)     (139,800,548) 1       (83,219,779)       (774,711,207)
                             -----------------------------------------------------------------------
Net increase (decrease)        7,750,291     $  73,752,958          (11,494,565)    $  (106,090,589)
                             =======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                           4,083,776     $  38,327,881           10,475,101     $    96,503,159
Dividends and/or
distributions reinvested         537,094         5,068,983            1,439,766          13,343,552
Redeemed                      (6,312,093)      (59,357,795) 1       (20,508,450)       (188,077,844)
                             -----------------------------------------------------------------------
Net decrease                  (1,691,223)    $ (15,960,931)          (8,593,583)    $   (78,231,133)
                             =======================================================================


                        49 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                        SIX MONTHS ENDED DECEMBER 31, 2004                 YEAR ENDED JUNE 30, 2004
                                  SHARES            AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
CLASS C
Sold                           2,781,780     $  26,600,466            8,189,437     $    76,360,660
Dividends and/or
distributions reinvested         332,621         3,181,467              805,948           7,573,293
Redeemed                      (2,515,576)      (24,041,190) 1       (10,659,737)        (98,705,074)
                             -----------------------------------------------------------------------
Net increase (decrease)          598,825     $   5,740,743           (1,664,352)    $   (14,771,121)
                             =======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                             778,189     $   7,477,607            1,242,698     $    11,666,882
Dividends and/or
distributions reinvested          38,888           374,296               73,083             691,810
Redeemed                        (100,683)         (965,964) 1        (1,279,807)        (11,793,129)
                             -----------------------------------------------------------------------
Net increase                     716,394     $   6,885,939               35,974     $       565,563
                             =======================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                           1,575,273     $  14,947,249            3,378,069     $    31,354,635
Dividends and/or
distributions reinvested         211,694         2,012,705              463,551           4,327,419
Redeemed                      (2,324,983)      (22,196,913) 1        (3,690,109)        (34,392,844)
                             -----------------------------------------------------------------------
Net increase (decrease)         (538,016)    $  (5,236,959)             151,511     $     1,289,210
                             =======================================================================

1. Net of redemption fees of $12,047, $3,184, $1,632, $134 and $611 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2004, were $437,668,647 and $360,128,463, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2004, the Fund paid $1,359,665 to OFS for services to the Fund.


                        50 | OPPENHEIMER HIGH YIELD FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The
Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B, Class C and Class N shares were $13,679,661, $3,603,471 and $180,706, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                        51 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED

                                         CLASS A          CLASS B          CLASS C          CLASS N
                        CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                      FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                  SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX                 RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
MONTHS ENDED        DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------
December 31, 2004      $249,890           $4,176         $372,906          $12,536           $2,383

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2004, OFS waived $11, $4, $1, $393 and $7,985 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.


                        52 | OPPENHEIMER HIGH YIELD FUND

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                     FIXED    FLOATING RATE
                              RATE PAID BY      RECEIVED BY
                               THE FUND AT      THE FUND AT
SWAP               NOTIONAL       DEC. 31,         DEC. 31,       FLOATING    TERMINATION     UNREALIZED
COUNTERPARTY         AMOUNT           2004             2004     RATE INDEX           DATE   DEPRECIATION
--------------------------------------------------------------------------------------------------------
Deutsche Bank                                                  Three-Month
AG              $55,000,000           4.11%            2.41%    LIBOR flat       12/2/09        $248,914

Index abbreviation is as follows:

LIBOR   London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                     ACQUISITION                  VALUATION AS OF     UNREALIZED
SECURITY                   DATES         COST   DECEMBER 31, 2004   DEPRECIATION
--------------------------------------------------------------------------------
Prandium, Inc.   3/18/99-3/22/99   $5,400,000              $5,050     $5,394,950

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like


                        53 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov.
In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        54 | OPPENHEIMER HIGH YIELD FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)